Dear Sir or Madam:

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital Group Fixed Income ETF Trust
File No. 333-259025 and No. 811-23738

Dear Sir or Madam:

On behalf of Capital Group Fixed Income ETF Trust (“Registrant”), we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 6 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 9 under the Investment Company Act of 1940 (the “1940 Act”).

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 to add the following two new funds to Registrant (together, the “New Funds”):

1.	Capital Group Core Bond ETF
2.	Capital Group Short Duration Municipal Income ETF

Please note that while the registration statement covers all funds offered by Registrant, this Post-Effective Amendment shows only the New Funds.

We respectfully request limited review of this Post-Effective Amendment. The disclosures for the New Funds are substantially similar to the disclosures contained in the Registrant’s Form N-1A Registration Statement Post-Effective Amendment No. 4 under the 1933 Act and Amendment No. 7 under the 1940 Act, available here (the “Prior Filing”), which was reviewed and declared effective by the staff of the Disclosure Review and Accounting Office of the Commission’s Division of Investment Management (the “Staff”) on or about October 5, 2022. While the New Funds have different investment objectives, strategies and risks than those of the Registrant’s other series funds, the disclosures in this Post-Effective Amendment are consistent with the language used in the Prior Filing to describe the strategies and risks of such other series funds. Importantly, this Post-Effective Amendment reflects the comments received from the Staff in the Prior Filing. Given the foregoing, we believe this filing is ripe for limited review by the Staff.

We propose that the registration statement become effective on July 18, 2023 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to July 18, 2023, to reflect any comments received from the Securities and Exchange Commission and to update certain data and exhibits for the New Funds.

If you have any questions about the enclosed, please telephone Clara Kang at (213) 615-3736.

/s/ Michael R. Tom

Michael R. Tom

Secretary